OPTIONS (Details 1)	12 Months Ended
Jun. 30, 2020 CAD ($) $ / shares shares
DisclosureOfOptionsLineItems [Line Items]
Options outstanding	7,050,000
Grant Date One
DisclosureOfOptionsLineItems [Line Items]
Expiry date	Jan. 15, 2021
Options outstanding	1,000,000
Options exercisable	1,000,000
Exercise price | $ / shares	$ 0.40
Fair value expense | $	$ 377,024
Grant Date Two
DisclosureOfOptionsLineItems [Line Items]
Expiry date	Mar. 08, 2021
Options outstanding	750,000
Options exercisable	750,000
Exercise price | $ / shares	$ 1.15
Fair value expense | $	$ 800,703
Grant Date Three
DisclosureOfOptionsLineItems [Line Items]
Expiry date	Feb. 24, 2023
Options outstanding	800,000
Options exercisable	800,000
Exercise price | $ / shares	$ .25
Fair value expense | $	$ 103,838
Grant Date Four
DisclosureOfOptionsLineItems [Line Items]
Expiry date	Apr. 06, 2023
Options outstanding	3,000,000
Options exercisable	3,000,000
Exercise price | $ / shares	$ .25
Fair value expense | $	$ 369,426
Grant Date Five
DisclosureOfOptionsLineItems [Line Items]
Expiry date	May 05, 2023
Options outstanding	1,500,000
Options exercisable	1,500,000
Exercise price | $ / shares	$ .45
Fair value expense | $	$ 396,036